Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2019
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Green Square Tax Exempt High Income Fund Series
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MANAGED PORTFOLIO SERIES

Green Square Tax Exempt High Income Fund

(the “Fund”)

Supplement dated May 1, 2019 to the

Prospectus, Summary Prospectus and Statement of Information for the Fund
dated December 29, 2018.

________________________________________________________________________________________________________________________

By vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended, shareholders of the Fund approved a change in the Fund”s name to the Green Square High Income Municipal Fund. The Fund”s name change will be effective May 31, 2019.

Effective May 31, 2019 the first paragraph under “Principal Investment Strategies on Page 1 of the Prospectus is revised as follows:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the federal alternative minimum tax (the “AMT”). The Adviser”s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

Effective May 31, 2019, the first paragraph under “Principal Investment Strategies” on page 7 of the Prospectus is revised as follows:

Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  Tax exempt debt securities are investments the income from which is exempt from federal income tax but which may be subject to the alternative minimum tax. The policy above is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund”s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, bonds issued by 501(c)(3)s, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the AMT. The Adviser”s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock
________________________________________________________________________________________________________________________

This supplement should be retained with your Prospectus, Summary Prospectus, and Statement of Additional Information for future reference.